Pay vs Performance Disclosure Unit_pure in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 04, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The table below discloses the total compensation for our NEOs for the past four fiscal years as disclosed in the Summary Compensation Table, the “compensation actually paid” to our principal executive officer (our “PEO”) and, on an average basis, our other NEOs (in each case, as determined under SEC rules) (collectively, the “PVP NEOs”), our total shareholder return (“TSR”), the TSR of the S&P Small Cap 600 Materials Index over the same period, our net income, and our company-selected financial performance measure, EBITDA.

PAY VERSUS PERFORMANCE TABLE
Year(a)	Summary Compensation Table Total for PEO 1 (b)(1)	Compensation Actually Paid to PEO 1 (c)(1)(2)	Summary Compensation Table Total for PEO 2 (b)(1)	Compensation Actually Paid for PEO 2 (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	Company- Selected Measure: EBITDA (in thousands) (i)(4)
							Total Shareholder Return(f)(3)	Peer Group Total Shareholder Return(g)(3)

2024	$4,074,178	$17,555,705	—	—	$1,005,566	$2,827,411	$35.47	$138.85	($289,136)	($206,239)

2023	$3,946,566	$3,084,231	—	—	$1,216,476	$210,388	$14.01	$115.92	($101,715)	($64,625)

2022	$4,323,045	$1,911,537	$4,266,831	($4,574,715)	$1,313,331	$245,344	$23.39	$96.62	($84,746)	($83,744)

2021	—	—	$9,352,652	$7,655,192	$14,889,283	$7,444,210	$33.11	$102.88	($77,502)	($68,569)

1
Dustin Olson (“PEO 1”) served as our principal executive officer starting August 5, 2022. Michael Otworth (“PEO 2” and, together with PEO 1, the “PEOs”) served as our principal executive officer from January 1, 2022, through August 4, 2022, and for all of 2021. For 2024, our non-PEO
NEOs were Jaime Vasquez, Jeffrey Fieler, and Brad Kalter. For 2023, our
non-PEO
NEOs were Lawrence Somma, Jeffrey Fieler and Brad Kalter. For 2022, our
non-PEO
NEOs were Lawrence Somma, Brad Kalter and David Brenner. For 2021, our
non-PEO
NEOs were Lawrence Somma, Michael Dee and Dustin Olson. In this disclosure, we refer to each of 2024, 2023, 2022 and 2021 as a “Covered Year.”

2
For each of 2024, 2023, 2022 and 2021, the values included in this column for the CAP to our PEOs and the average CAP to our non-PEO
NEOs reflect certain adjustments to the values included in column (b) and column (d), respectively. For 2024, those adjustments are as follows:

PEO 1 (Dustin Olson)	2024 ($)

Summary Compensation Table Total for PEO (column (b))	$4,074,178

- aggregate change in actuarial present value of pension benefits	($0)

+ service cost of pension benefits	$0

+ prior service cost of pension benefits	$0

- SCT “Stock Awards” column value	($2,607,465)

- SCT “Option Awards” column value	($674,997)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$4,250,971

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$11,951,457

+ vesting date fair value of equity awards granted and vested in the Covered Year	$0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	$698,816

- fair value as of prior year end of equity awards granted in prior years that failed to vest in the Covered Year	($137,255)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$0

+ excess fair value for equity award modifications	$0

Compensation Actually Paid to PEO 1 (column (c))	$17,555,705

AVERAGE FOR NON-PEO NEOS	2024 ($)

Average SCT Total for Non-PEO NEOs (column (d))	$1,005,566

- aggregate change in actuarial present value of pension benefits	$0

+ service cost of pension benefits	$0

+ prior service cost of pension benefits	$0

- SCT “Stock Awards” column value	($584,085)

- SCT “Option Awards” column value	($95,623)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$939,422

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$1,506,869

+ vesting date fair value of equity awards granted and vested in the Covered Year	$0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	$69,268

- fair value as of prior year end of equity awards granted in prior years that failed to vest in the Covered Year	($14,006)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$0

+ excess fair value for equity award modifications	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,827,411

3
For each of 2024, 2023, 2022 and 2021, TSR for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return applied to a deemed fixed investment of $100 at market close on March 17, 2021, the day immediately prior to the first date on which the Company’s securities were registered under Section 12 of the Exchange Act. The yearly percentage change in cumulative TSR was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from March 17, 2021 through and including the last day of the Covered Year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Materials index, which we use for purposes of the performance graph in our annual report (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

4	EBITDA means earnings before income, taxes, depreciation and amortization for the consolidated Company.

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote	For 2024, our
non-PEO
NEOs were Jaime Vasquez, Jeffrey Fieler, and Brad Kalter. For 2023, our
non-PEO
NEOs were Lawrence Somma, Jeffrey Fieler and Brad Kalter. For 2022, our
non-PEO
NEOs were Lawrence Somma, Brad Kalter and David Brenner. For 2021, our
non-PEO
			NEOs were Lawrence Somma, Michael Dee and Dustin Olson. In this disclosure, we refer to each of 2024, 2023, 2022 and 2021 as a “Covered Year.”
Peer Group Issuers, Footnote			For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Materials index, which we use for purposes of the performance graph in our annual report (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Adjustment To PEO Compensation, Footnote
2
For each of 2024, 2023, 2022 and 2021, the values included in this column for the CAP to our PEOs and the average CAP to our non-PEO
NEOs reflect certain adjustments to the values included in column (b) and column (d), respectively. For 2024, those adjustments are as follows:

PEO 1 (Dustin Olson)	2024 ($)

Summary Compensation Table Total for PEO (column (b))	$4,074,178

- aggregate change in actuarial present value of pension benefits	($0)

+ service cost of pension benefits	$0

+ prior service cost of pension benefits	$0

- SCT “Stock Awards” column value	($2,607,465)

- SCT “Option Awards” column value	($674,997)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$4,250,971

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$11,951,457

+ vesting date fair value of equity awards granted and vested in the Covered Year	$0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	$698,816

- fair value as of prior year end of equity awards granted in prior years that failed to vest in the Covered Year	($137,255)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$0

+ excess fair value for equity award modifications	$0

Compensation Actually Paid to PEO 1 (column (c))	$17,555,705

Non-PEO NEO Average Total Compensation Amount			$ 1,005,566	$ 1,216,476	$ 1,313,331	$ 14,889,283
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,827,411	210,388	245,344	7,444,210
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2024 ($)

Average SCT Total for Non-PEO NEOs (column (d))	$1,005,566

- aggregate change in actuarial present value of pension benefits	$0

+ service cost of pension benefits	$0

+ prior service cost of pension benefits	$0

- SCT “Stock Awards” column value	($584,085)

- SCT “Option Awards” column value	($95,623)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$939,422

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$1,506,869

+ vesting date fair value of equity awards granted and vested in the Covered Year	$0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	$69,268

- fair value as of prior year end of equity awards granted in prior years that failed to vest in the Covered Year	($14,006)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$0

+ excess fair value for equity award modifications	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,827,411

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the financial and
non-financial
performance measures that
w
e believe a
r
e the most importa
n
t measures we used to link compensation actually paid to our NEOs for fiscal 2024 to Company performance.

EBITDA
Ironton EBITDA
Liquidity Goal — Capital Raise
Operational Production

Total Shareholder Return Amount			$ 35.47	14.01	23.39	33.11
Peer Group Total Shareholder Return Amount			138.85	115.92	96.62	102.88
Net Income (Loss)			$ (289,136)	$ (101,715)	$ (84,746)	$ (77,502)
Company Selected Measure Amount			(206,239)	(64,625)	(83,744)	(68,569)
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Ironton EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Liquidity Goal — Capital Raise
Measure:: 4
Pay vs Performance Disclosure
Name			Operational Production
Dustin Olson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,074,178	$ 3,946,566	$ 4,323,045
PEO Actually Paid Compensation Amount			$ 17,555,705	$ 3,084,231	1,911,537
PEO Name	Dustin Olson		Dustin Olson	Dustin Olson
Michael Otworth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,266,831	$ 9,352,652
PEO Actually Paid Compensation Amount					$ (4,574,715)	$ 7,655,192
PEO Name		Michael Otworth				Michael Otworth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,250,971
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,951,457
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			698,816
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(137,255)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,607,465)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(674,997)
PEO | Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			939,422
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,506,869
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			69,268
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,006)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(584,085)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(95,623)
Non-PEO NEO | Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0